UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06173
______________________________________________

UBS Municipal Money Market Series
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Item 1.    Schedule of Investments

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—89.39%
New Jersey Building Authority Building Revenue,
Subseries A-1,
0.230%, VRD	6,380,000	6,380,000
Subseries A-2,
0.230%, VRD	3,000,000	3,000,000
Subseries A-4,
0.230%, VRD	3,895,000	3,895,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project),
0.240%, VRD	5,700,000	5,700,000
New Jersey Economic Development Authority Economic Development Revenue (Duke Farms Foundation Project), Series A,
0.260%, VRD	10,900,000	10,900,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey),
0.270%, VRD(1)	8,200,000	8,200,000
New Jersey Economic Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.170%, VRD	7,100,000	7,100,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.240%, VRD	3,435,000	3,435,000
New Jersey Economic Development Authority Revenue (Community Options, Inc. Project),
0.370%, VRD	3,600,000	3,600,000
New Jersey Economic Development Authority Revenue (Cooper Health System Project), Series A,
0.220%, VRD	3,600,000	3,600,000
New Jersey Economic Development Authority Revenue (CPC Behavioral Healthcare), Series A,
0.370%, VRD	2,765,000	2,765,000
New Jersey Economic Development Authority Revenue (Lawrenceville School Project),
0.230%, VRD	4,000,000	4,000,000
Series B,
0.240%, VRD	1,000,000	1,000,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project),
0.370%, VRD	1,630,000	1,630,000
New Jersey Economic Development Authority Revenue (Peddie School Project),
0.260%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue (Presbyterian Homes Assisted), Series B,
0.220%, VRD	2,700,000	2,700,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project), Series B,
0.240%, VRD	4,610,000	4,610,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan),
0.220%, VRD	2,950,000	2,950,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
0.480%, VRD(1)	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership),
0.270%, VRD(1)	1,000,000	1,000,000
New Jersey Economic Development Authority School Revenue (Facilities Construction),
Subseries R-1,
0.270%, VRD	2,155,000	2,155,000
Subseries R-2,
0.230%, VRD	6,875,000	6,875,000
Subseries R-3,
0.260%, VRD	6,530,000	6,530,000

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
New Jersey Economic Development Authority Specialty Facilities Revenue (Port Newark Container LLC),
0.260%, VRD(1)	5,000,000	5,000,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A,
0.240%, VRD	3,535,000	3,535,000
New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B,
0.260%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.), Series B,
0.260%, VRD	10,700,000	10,700,000
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program), Subseries A-6,
0.280%, VRD	3,570,000	3,570,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.),
0.240%, VRD	1,220,000	1,220,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University),
0.220%, VRD	2,000,000	2,000,000
Series A-3,
0.220%, VRD	3,300,000	3,300,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A3,
0.250%, VRD	2,300,000	2,300,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center),
0.220%, VRD	3,700,000	3,700,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series A-7,
0.220%, VRD	4,400,000	4,400,000
Series B,
0.270%, VRD	3,300,000	3,300,000
Series C,
0.280%, VRD	2,100,000	2,100,000
Series D,
0.220%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project), 0.270%, VRD	1,700,000	1,700,000
New Jersey State Turnpike Authority Turnpike Revenue, Series B, 0.230%, VRD	9,200,000	9,200,000
Series C,
0.240%, VRD	4,800,000	4,800,000
Series D,
0.230%, VRD	1,500,000	1,500,000
Brick Township Bond Anticipation Notes, 1.750%, due 09/30/11	1,000,000	1,013,912
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 0.240%, VRD	2,220,000	2,220,000
Camden County Improvement Authority Revenue (Senior Redevelopment - Harvest Village Project), Series A, 0.290%, VRD	15,000	15,000
0.300%, VRD	6,825,000	6,825,000
Chester Township Bond Anticipation Notes, 1.250%, due 02/25/11	1,500,000	1,504,386
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series B-1, 0.270%, VRD	11,665,000	11,665,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.220%, VRD	1,345,000	1,345,000
Series C,
0.250%, VRD	3,500,000	3,500,000

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)
Essex County Improvement Authority Revenue (The Childrens Institute Project), 0.370%, VRD	1,465,000	1,465,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series A, 0.270%, VRD	3,000,000	3,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series Y, 0.170%, VRD	1,600,000	1,600,000
Massachusetts Health & Educational Facilities Authority Revenue (Williams College), Series I, 0.220%, VRD	1,275,000	1,275,000
Mendham Township Bond Anticipation Notes, 1.500%, due 12/09/10	1,080,150	1,081,976
Mercer County Improvement Authority Revenue Refunding (Atlantic Foundation Project), 0.290%, VRD	2,200,000	2,200,000
Metropolitan Water District of Southern California Refunding, (Special) Series A, 0.200%, VRD	100,000	100,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.230%, VRD	100,000	100,000
Morristown Bond Anticipation Notes, 1.500%, due 10/21/10	1,100,000	1,100,449
North Brunswick Township Bond Anticipation Notes, 1.250%, due 08/11/11	1,500,000	1,511,568
Ohio University General Receipts, Series B, 0.230%, VRD	2,100,000	2,100,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-3, 0.220%, VRD	2,000,000	2,000,000
Port Authority of New York & New Jersey (JP Morgan PUTTERs, Series 3090), 0.360%, VRD(1),(2),(3)	3,335,000	3,335,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 0.270%, VRD	2,000,000	2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series B, 0.220%, VRD	2,100,000	2,100,000
Rutgers State University Refunding, Series A, 0.240%, VRD	7,425,000	7,425,000
Rutgers State University, Series G, 0.260%, VRD	8,020,000	8,020,000
Toms River, 2.000%, due 06/15/11	1,500,000	1,517,397
Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.170%, VRD	5,350,000	5,350,000
Upper Saddle River Bond Anticipation Notes, 1.250%, due 02/25/11	1,500,000	1,504,810

Total municipal bonds and notes (cost—$242,534,498)		242,534,498

Tax-exempt commercial paper—10.20%
Columbia University, 0.250%, due 11/03/10	8,240,000	8,240,000
New Jersey Economic Development Authority (Chambers Cogen), 0.370%, due 10/06/10	6,600,000	6,600,000
New Jersey Economic Development Authority (Keystone Energy Service Co.), 0.350%, due 11/08/10	10,000,000	10,000,000

UBS RMA New Jersey Municipal Money Fund
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)
Princeton University, 0.250%, due 11/04/10	2,830,000	2,830,000

Total tax-exempt commercial paper (cost—$27,670,000)		27,670,000

Total investments (cost—$270,204,498 which approximates cost for federal income tax purposes)(4)—99.59%		270,204,498

Other assets in excess of liabilities—0.41%		1,103,573

Net assets (applicable to 271,301,301 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		271,308,071

(1)	Security subject to Alternative Minimum Tax.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 1.23% of net assets as of September 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(4)	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:
Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	—	242,534,498	—	242,534,498
Tax-exempt commercial paper	—	27,670,000	—	27,670,000

Total	—	270,204,498	—	270,204,498

At September 30, 2010, there were no transfers between Level 1 and Level 2.

PUTTERs	Puttable Tax-Exempt Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2010 and reset periodically.

Weighted average maturity—14 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2010.

Item 2.    Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Mark E. Carver

Mark E. Carver
President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver

Mark E. Carver
President

Date:	November 29, 2010

By:	/s/ Thomas Disbrow

Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2010